NET LOSS PER SHARE - Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (2,579,761)	$ (719,380)	$ (277,357)
Deemed dividend related to the issuance of convertible preferred stock	(2,167,332)
Net loss attributable to common stockholders	$ (4,747,093)	$ (705,596)	$ (269,422)
Weighted average shares outstanding - basic (in shares)	740,393,759	24,825,944	20,595,229
Weighted average shares outstanding - diluted (in shares)	740,393,759	24,825,944	20,595,229
Net loss per share - basic (in dollars per share)	$ (6.41)	$ (28.42)	$ (13.08)
Net loss per share - diluted (in dollars per share)	$ (6.41)	$ (28.42)	$ (13.08)
Series B Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Deemed contribution related to repurchase of convertible preferred stock	$ 0	$ 1,000	$ 0
Series C Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Deemed contribution related to repurchase of convertible preferred stock	0	12,784	7,935
Series E Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Deemed dividend related to the issuance of convertible preferred stock	$ (2,167,332)	$ 0	$ 0